Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Related Party Transactions [Abstract]
Accounts payable and accrued liabilities	$ 278,026	$ 267,806
Due from related party	57,853	23,196
Expenses total	$ 266,900	$ 355,754